Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
16.	Commitments and Contingencies

(a)	Commitments
The Group leases office space and staff quarters under
non-cancelable
operating lease agreements, which expire at various dates through 202
1
. As of December 31, 2019, future minimum lease under non-cancelable operating lease agreements were as follows:

Total operating lease commitments
RMB
2020	9,887
2021	4,333

Total	14,220

For the years ended December 31, 2017, 2018 and 2019, the Group incurred rental costs and expenses in the amounts of approximately RMB3.1 million, RMB4.7 million and RMB
6.7 million, respectively
.

(b)	Litigation
From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of any unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any material liabilities in this regard as of December 31, 2018 and 2019.